UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and
              Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536.
      Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1 - Schedule of Investments

BlackRock Global Financial Services Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Beneficial
                                                                                                        Interest
               Mutual Fund                                                                               (000)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Global Financial Services Portfolio of Global Financial Services Master LLC              $90,237        $ 83,395,836
------------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost - $130,082,830) - 100.1%                                                          83,395,836

               Liabilities in Excess of Other Assets - (0.1)%                                                               (82,102)
                                                                                                                       ------------
               Net Assets - 100.0%                                                                                     $ 83,313,734
                                                                                                                       ============

o Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
        Inputs                                                      Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                       $ 83,395,836
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                         $ 83,395,836
                                                                    ============

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                      Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.6%
Commercial Banks - 0.6%                  KBC Bancassurance Holding                                          16,900     $    507,883
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Belgium                                                     507,883
===================================================================================================================================
Bermuda - 2.2%
Insurance - 2.2%                         RenaissanceRe Holdings Ltd.                                        35,000        1,804,600
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Bermuda                                                   1,804,600
===================================================================================================================================
Brazil - 1.1%
Commercial Banks - 1.1%                  Uniao de Bancos Brasileiros SA (a)                                 14,600          943,452
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Brazil                                                      943,452
===================================================================================================================================
Canada - 2.4%
Commercial Banks - 0.5%                  Bank of Nova Scotia                                                16,700          454,240
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.9%                         Manulife Financial Corp.                                           91,600        1,559,948
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Canada                                                    2,014,188
===================================================================================================================================
China - 1.2%
Commercial Banks - 1.2%                  China Merchants Bank Co. Ltd.                                     522,600          977,823
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in China                                                       977,823
===================================================================================================================================
Denmark - 0.7%
Commercial Banks - 0.7%                  Danske Bank A/S                                                    54,900          553,062
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Denmark                                                     553,062
===================================================================================================================================
Egypt - 0.7%
Commercial Banks - 0.7%                  Commercial International Bank                                      82,650          558,428
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Egypt                                                       558,428
===================================================================================================================================
France - 4.7%
Commercial Banks - 2.0%                  BNP Paribas SA                                                     38,800        1,674,781
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%                         AXA SA                                                             99,800        2,240,070
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in France                                                    3,914,851
===================================================================================================================================
Germany - 3.2%
Insurance - 3.2%                         Allianz AG Registered Shares                                       14,200        1,510,889
                                         Hannover Rueckversicherung AG Registered Shares                    36,300        1,154,367
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Germany                                                   2,665,256
===================================================================================================================================
Hong Kong - 4.5%
Commercial Banks - 1.9%                  Industrial & Commercial Bank of China                           3,032,300        1,609,899
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.4%                         Ping An Insurance Group Co. of China Ltd.                         228,500        1,122,922
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 China Resources Land Ltd.                                         828,000        1,024,896
Development - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Hong Kong                                                 3,757,717
===================================================================================================================================
India - 1.2%
Commercial Banks - 1.2%                  HDFC Bank Ltd.                                                     48,900        1,010,685
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in India                                                     1,010,685
===================================================================================================================================
Indonesia - 1.7%
Commercial Banks - 1.7%                  Bank Central Asia Tbk PT                                        2,712,000          820,090
                                         Bank Rakyat Indonesia Tbk PT                                    1,353,400          575,535
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Indonesia                                                 1,395,625
===================================================================================================================================

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                      Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.7%
Commercial Banks - 1.7%                  Unicredit SpA                                                     548,700     $  1,395,082
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Italy                                                     1,395,082
===================================================================================================================================
Japan - 7.7%
Capital Markets - 1.5%                   Nomura Holdings, Inc.                                             146,300        1,218,141
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.6%                  Mitsubishi UFJ Financial Group, Inc.                              230,700        1,449,984
                                         Sumitomo Mitsui Financial Group, Inc.                                 585        2,426,475
                                                                                                                       ------------
                                                                                                                          3,876,459
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%                         Tokio Marine Holdings, Inc.                                        45,800        1,357,028
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Japan                                                     6,451,628
===================================================================================================================================
Malaysia - 1.6%
Commercial Banks - 1.6%                  Public Bank Bhd                                                   524,400        1,344,027
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Malaysia                                                  1,344,027
===================================================================================================================================
Netherlands - 0.9%
Diversified Financial Services - 0.9%    ING Groep NV CVA                                                   72,600          799,030
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the Netherlands                                             799,030
===================================================================================================================================
Singapore - 2.2%
Commercial Banks - 2.2%                  DBS Group Holdings Ltd.                                           104,000          612,599
                                         United Overseas Bank Ltd.                                         133,800        1,209,155
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Singapore                                                 1,821,754
===================================================================================================================================
Spain - 3.5%
Commercial Banks - 3.5%                  Banco Santander SA                                                304,600        2,942,645
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Spain                                                     2,942,645
===================================================================================================================================
Switzerland - 5.7%
Capital Markets - 1.8%                   Julius Baer Holding AG Class B                                     37,700        1,461,151
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                         ACE Ltd.                                                           62,000        3,281,040
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Switzerland                                               4,742,191
===================================================================================================================================
Taiwan - 0.7%
Insurance - 0.7%                         Cathay Financial Holding Co., Ltd.                                533,100          600,623
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Taiwan                                                      600,623
===================================================================================================================================
Thailand - 1.5%
Commercial Banks - 1.5%                  Bangkok Bank Pcl Foreign Shares                                   274,100          555,208
                                         Siam Commercial Bank Pcl                                          484,300          682,309
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in Thailand                                                  1,237,517
===================================================================================================================================
United Kingdom - 5.1%
Commercial Banks - 5.1%                  HSBC Holdings Plc                                                 175,600        1,718,632
                                         Standard Chartered Plc                                            195,594        2,502,831
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the United Kingdom                                        4,221,463
===================================================================================================================================
United States - 38.6%
Capital Markets - 9.1%                   Affiliated Managers Group, Inc. (b)                                21,500          901,280
                                         The Bank of New York Mellon Corp.                                  84,800        2,402,384
                                         Franklin Resources, Inc.                                           18,500        1,179,930

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                 Common Stocks                                                      Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                         The Goldman Sachs Group, Inc.                                      22,200     $  1,873,458
                                         Northern Trust Corp.                                               24,200        1,261,788
                                                                                                                       ------------
                                                                                                                          7,618,840
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 8.4%                  BB&T Corp. (c)                                                     51,200        1,405,952
                                         Cullen/Frost Bankers, Inc.                                          8,500          430,780
                                         U.S. Bancorp                                                       76,700        1,918,267
                                         Wells Fargo & Co.                                                 111,800        3,295,864
                                                                                                                       ------------
                                                                                                                          7,050,863
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                  American Express Co.                                               48,065          891,606
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    Bank of America Corp.                                             181,468        2,555,069
Services - 7.8%                          JPMorgan Chase & Co.                                              124,475        3,924,697
                                                                                                                       ------------
                                                                                                                          6,479,766
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.3%                       Visa, Inc. Class A                                                 36,900        1,935,405
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.8%                         MetLife, Inc.                                                      57,200        1,993,992
                                         Prudential Financial, Inc.                                         33,724        1,020,488
                                         The Travelers Cos., Inc.                                           77,000        3,480,400
                                                                                                                       ------------
                                                                                                                          6,494,880
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.5%             FTI Consulting, Inc. (b)                                            9,200          411,056
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            Boston Properties, Inc.                                            23,900        1,314,500
(REITs) - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks in the United States                                        32,196,916
===================================================================================================================================
                                         Total Common Stocks - 93.4%                                                     77,856,446
===================================================================================================================================
                                         Preferred Stocks
===================================================================================================================================
United States - 0.5%
Diversified Financial Services - 0.5%    Citigroup, Inc. Series T, 6.50% (d)                                15,000          419,850
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks - 0.5%                                                      419,850
===================================================================================================================================
                                         Rights
===================================================================================================================================
Singapore - 0.1%
Commercial Banks - 0.1%                  DBS Goup Holdings Ltd. (e)                                         52,000          108,277
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Rights - 0.1%                                                                108,277
===================================================================================================================================
                                         Total Long-Term Investments (Cost - $125,061,038) - 94.0%                       78,384,573
===================================================================================================================================

                                                                                                         Beneficial
                                                                                                          Interest
                                         Short-Term Securities                                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                         BlackRock Liquidity Series, LLC Cash Sweep Series,
                                         1.64% (f)(g)                                                      $ 4,567        4,566,997
                                         BlackRock Liquidity Series, LLC Money Market Series,
                                         0.80% (f)(g)(h)                                                     1,375        1,375,000
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities (Cost - $5,941,997) - 7.1%                           5,941,997
===================================================================================================================================
                                         Total Investments (Cost - $131,003,035*) - 101.1%                               84,326,570

                                         Liabilities in Excess of Other Assets - (1.1)%                                    (930,734)
                                                                                                                       ------------
                                         Net Assets - 100.0%                                                           $ 83,395,836
                                                                                                                       ============

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments December 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 133,797,424
                                                                  =============
      Gross unrealized appreciation                               $   1,475,882
      Gross unrealized depreciation                                 (50,946,736)
                                                                  -------------
      Net unrealized depreciation                                 $ (49,470,854)
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.
(d)   Convertible security.
(e)   The rights may be exercised until 1/06/09.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------
                                                                   Net
      Affiliate                                                 Activity         Income
      ---------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ (7,003,784)     $33,023
      BlackRock Liquidity Series, LLC Money Market Series     $   (125,000)     $   855
      ---------------------------------------------------------------------------------

(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o Foreign currency exchange contracts as of December 31, 2008 were as follows:

      --------------------------------------------------------------------------
        Currency               Currency            Settlement        Unrealized
        Purchased                Sold                Date           Appreciation
      --------------------------------------------------------------------------
      USD    218,087        EUR    156,510         1/02/09             $ 555
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Portfolio Abbreviations:

      EUR   Euro
      USD   U.S. Dollar

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments December 31, 2008 (Unaudited)

o Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------------------
      Valuation                          Investments in        Other Financial
       Inputs                              Securities       Instruments - Assets
      --------------------------------------------------------------------------
      Level 1                             $ 43,768,831                     --
      Level 2                               40,557,739         $          555
      Level 3                                       --                     --
      --------------------------------------------------------------------------
      Total                               $ 84,326,570         $          555
                                          ===================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 23, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 23, 2009